Allocation of Net Income and Distributions (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Allocation of net income among our general partner, limited partners, and noncontrolling interests
The allocation of net income among our general partner, limited partners, and noncontrolling interests as reflected in the Supplemental Consolidated Statement of Changes in Equity is as follows:

	Years Ended December 31,
	2014	2013	2012
	(Millions)
Allocation of net income to general partner:
Net income	$1,284	$1,119	$1,291
Net income applicable to pre-merger operations allocated to general partner	(95)	—	—
Net income applicable to pre-partnership operations allocated to general partner	(15)	(49)	(244)
Net income applicable to noncontrolling interests	(96)	(3)	—
Costs charged directly to general partner	1	1	1
Income subject to 2% allocation of general partner interest	1,079	1,068	1,048
General partner’s share of net income	2%	2%	2%
General partner’s allocated share of net income before items directly allocable to general partner interest	22	21	21
Priority allocations, including incentive distributions, paid to general partner	641	387	355
Costs charged directly to general partner	(1)	(1)	(1)
Pre-merger net income allocated to general partner interest	95	—	—
Pre-partnership net income allocated to general partner interest	15	49	244
Net income allocated to general partner	$772	$456	$619
Net income	$1,284	$1,119	$1,291
Net income allocated to general partner’s equity	772	456	619
Net income allocated to Class D limited partners’ equity (1)	62	—	—
Net income allocated to noncontrolling interests	96	3	—
Net income allocated to common limited partners’ equity	$354	$660	$672

Adjustments to reconcile Net income allocated to common limited partners' equity to Allocation of net income to common units:
Incentive distributions paid	640	383	355
Incentive distributions declared (2)	(626)	(432)	(382)
Impact of Class D issuance timing	(9)	—	—
Allocation of net income to common units	$359	$611	$645

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(1)
The net income allocated to Pre-merger WPZ Class D limited partners includes $49 million for the year ended December 31, 2014, related to the amortization of the beneficial conversion feature associated with the Pre-merger WPZ Class D units.

(2)
Following the completion of the Merger, we paid a cash distribution of $0.85 per unit on February 13, 2015, on our outstanding common units to unitholders of record at the close of business on February 9, 2015. For the purpose of determining the Allocation of net income to common units for the calculation of earnings per unit, the incentive distribution declared for the fourth quarter of 2014 reflects only the portion of the total incentive distribution associated with the Pre-merger WPZ common units exchanged in the Merger.